Payments, by Category - 12 months ended Dec. 31, 2024 $ in Millions	Century Aluminum Company [Member] USD ($)
Payments:
Taxes	$ 0.0
Royalties	2.3
Fees	0.0
Prod. Entitlements	0.0
Bonuses	0.0
Dividends	0.0
Infrastructure	0.0
Comm. Social Resp.	0.0
Total Payments	$ 2.3